Income Taxes - Schedule of the Domestic and Foreign Components of Loss From Operations Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (64,690)	$ (89,525)
Foreign					2,543	1,338
Total loss before income taxes	$ (26,237)	$ (25,552)	$ (203,386)	$ (54,155)	$ (62,147)	$ (88,187)